DEFERRED INCOME TAX (Changes in Deferred Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax [Abstract]
Deferred tax liability, beginning balance		$ (25,471)
Deferred tax assets, beginning balance	$ 37,495
Acquisition of business (note 3)	1,327,232	0
Translation differences	(4,373)	330
Recognition of previously unrecognized tax losses	128,634	0
Credits (Charges) directly to OCI	(48,854)	(18,056)
Deferred tax credit (note 11)	102,431	80,692	$ 185,655
Deferred tax assets, ending balance	$ 1,542,565	$ 37,495